Shareholder Fees - Prospectus #1	Sep. 30, 2021
Calvert Emerging Markets Advancement Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert Emerging Markets Advancement Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert Emerging Markets Equity Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert Emerging Markets Equity Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Calvert Emerging Markets Equity Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert Emerging Markets Equity Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Equity Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Equity Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Calvert International Equity Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Equity Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Opportunities Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Opportunities Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Calvert International Opportunities Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Calvert International Opportunities Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none